DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Deferred charges	$ (6,051)	$ (5,797)
Total debt	1,052,815	928,496
Less: current portion	0	(20,380)
Long-term debt	1,052,815	908,116
U.S. dollar denominated floating rate debt
Debt Instrument [Line Items]
Long-term debt	886,467	761,739
U.S. dollar denominated fixed rate debt
Debt Instrument [Line Items]
Long-term debt	172,399	167,815
Seller's credit
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 4,739